SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ in Millions, $ in Millions	Jun. 30, 2022 USD ($)	Apr. 21, 2022 CAD ($)	Dec. 31, 2021 USD ($)	May 24, 2021 USD ($)
Medium-term Notes, Maturing April 25, 2034
Disclosure of information about consolidated structured entities [line items]
Notional amount		$ 600
Subsidiary and corporate borrowings	$ 311		$ 0
Medium-term Notes, Maturing April 25, 2034 Tranche One
Disclosure of information about consolidated structured entities [line items]
Notional amount		400
Medium-term Notes, Maturing April 25, 2034 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Notional amount		$ 200
Subordinated notes, Maturing May 24, 2081
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				5.00%
Subsidiary and corporate borrowings				$ 250
Fixed interest rate | Medium-term Notes, Maturing April 25, 2034
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate	5.40%
Fixed interest rate | Medium-term Notes, Maturing April 25, 2034 Tranche One
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate		5.439%
Fixed interest rate | Medium-term Notes, Maturing April 25, 2034 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate		5.789%